Other non-operating income (expenses) (Details)	12 Months Ended
	Jun. 30, 2012 USD ($)	Jun. 30, 2012 CNY	Jun. 30, 2011 CNY	Jun. 30, 2010 CNY
Continuing operations
Unrealized exchange gain (loss)	$ 335,184	2,129,423	(2,717,886)	4,475,420
Others	414,435	2,632,915	1,538,027	1,486,929
Other non-operating income (expenses)	$ 749,621	4,762,338	(1,179,859)	5,962,349